38. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events
SUBSEQUENT EVENTS

38.	SUBSEQUENT EVENTS

38.1.     Trapaça Operation

On March 5, 2018, the Company learned of a decision issued by a federal judge of the 1st Federal Court of Ponta Grossa/PR, authorizing the search and seizure of information and documents from us and certain current and former employees, and the temporary detention of certain individuals.  In what media reports have identified as “Operação Trapaça,” in total eleven current or former employees of BRF were temporarily detained for questioning.  All such current and former employees have been released.  A number of other BRF employees and former employees were identified for questioning.

Based on the judge’s decision authorizing the temporary detention and the search and seizure, the main allegations at this stage involve alleged misconduct relating to quality violations, improper use of feed components, and falsification of tests at certain BRF manufacturing plants and accredited labs.

The Company is cooperating with authorities and initiated an internal investigation with respect to the allegations. BRF’s Statutory Audit Committee has initiated an investigation with respect to the alleged misconduct involving BRF employees in the Trapaça Operation and it involved outside counsel. The investigation is still at its early stages and at this point the results obtained have not indicated necessary adjustments in BRF’s financial statements.

As a result of the Trapaça Operation, on March 5, 2018, BRF received notice from Ministry of Agriculture, Livestock and Food Supply (“MAPA”) that it immediately suspended exports from its Rio Verde/GO, Carambeí/PR and Mineiros/GO plants to 12 (twelve) countries that require specific sanitary requirements for the control of the bacteria group Salmonella spp and Salmonella pullorum. On March 15, 2018, MAPA suspended exports from 9 (nine) other BRF plants to the European Union, but revoked the temporary suspension on April 18, 2018. Although to date, the Company have not received any formal notice from Brazilian or European authorities, media reports indicate that the European Union is considering suspending imports of poultry from certain production facilities in Brazil, including supposedly due to sanitary concerns. If the European Union, were to implement any such ban of imports from BRF’s production facilities, the Company may not be able to sell its products from such embargoed production plants in the European Union, and depending on the extension of such suspension, it’s results of operations may be adversely affected if BRF are not capable of directing any exceeding production capacity resulting from suspension to other markets at similar prices.

The outcome of this operation may result in penalties, fines and sanctions from governmental authorities or other forms of liabilities. Also, as a result of this operation, the Company may present losses related to contingencies, adjustments to net realizable value of inventories and recoverability of certain assets, all of which are not possible to be estimated at this moment and therefore, no provision has been recorded.

38.2.        U.S. Class Action

On March 12, 2018, a purported shareholder class action lawsuit was filed in U.S. Federal District Court in the Southern District of New York alleging, among other things, that BRF and certain of its officers and/or directors engaged in securities fraud or other unlawful business practices related to the regulatory issues. Because this lawsuit is in its early stage, the possible loss or range of losses, if any, arising from this litigation cannot be estimated. While BRF believes that the claims are without merit and will continue to defend against the litigation vigorously, in the event that this litigation is decided against the Company, or BRF enter into an agreement to settle there can be no assurance that an unfavorable outcome would not have a material impact.

38.3.        Extraordinary General Shareholders’ Meeting for probable change of Board of Directors

On March 5, 2018, the Company was called for an Extraordinary General Shareholders’ Meeting to be held jointly with the Ordinary General Shareholders’ Meeting on April 26, 2018 at the request of two of our significant shareholders, Caixa de Previdência dos Funcionários do Banco do Brasil (“PREVI”) and Fundação Petrobras de Seguridade Social (“PETROS”), which jointly own more than 20% of BRF’s capital stock. In their request, PREVI and PETROS called for (i) removal of all current members of the Board of Directors; (ii) approval of the number of 10 members to compose the Board of Directors; (iii) election of new members to fill the positions on the Board of Directors; and (iv) election of the Chairman and Vice-Chairman of the Board of Directors.

On April 6, 2018, at an Extraordinary Meeting of the Company’s current Board of Directors, it submitted to shareholders an alternative composition to the Company’s Board vis-à-vis the one proposed by PREVI and PETROS. Later on, five out of the ten candidates appointed by the Board of Directors to comprise this alternative Board composition presented to the Company with a request for their names to be withdrawn from such composition.

On April 12, 2018, the Company received from Aberdeen Asset Management PLC, for and on behalf of the investment funds and portfolios under management of companies belonging to its economic group, which, according to its declaration, jointly own more that 5% of BRF´s capital stock, a request for the adoption of the cumulative voting system for the election of the members of the Board of Directors to be held at the 2018 Shareholders’ Meeting of BRF.

On April 13, 2018, Mr. Luiz Fernando Furlan, BRF’s shareholder (and Board member), proposed Ms. Luiza Helena Trajano Inácio Rodrigues and Mr. Vicente Falconi Campos as candidates for the composition of the Board of Directors.

On April 17, 2018, the shareholders Walter Fontana Filho and Vicente Falconi Campos proposed as Chairman and Vice-Chairman of the Board of Directors, once duly elected, Mr. Luiz Fernando Furlan and Ms. Luiza Helena Trajano Inácio Rodrigues, respectively.

On April 18, 2018, Mr. Abilio dos Santos Diniz, Tarpon Investimentos S.A. and PETROS, proposed Mr. Pedro Pullen Parente to the position of member of BRF’s Board of Directors and as its Chairman.

On April 19, 2018, a voting agreement was executed by and between PREVI, PETROS, investment funds represented by their manager Tarpon Gestora de Recursos S.A. and Mr. Abilio dos Santos Diniz, as holders, directly and indirectly, of 32.80% of the shares issued by BRF, on a number of issues regarding the matters to be discussed at 2018 Shareholders’ Meeting of BRF (including the election of members of our Board of Directors). Also on April 19, 2018, BRF’s Board of Directors decided, in connection with the election of its members for a new term, for the appointment of the following names to compose the slate of BRF’s Board of Directors, in case of withdrawal of the request for cumulative voting presented by Aberdeen Asset Management PLC: Mr. Augusto Marques da Cruz Filho, Mr. Dan Ioschpe, Ms. Flávia Buarque de Almeida, Mr. Francisco Petros Oliveira Lima Papathanasiadis, Mr. José Luiz Osório, Mr. Luiz Fernando Furlan, Mr. Pedro Pullen Parente, Mr. Roberto Antônio Mendes, Mr. Roberto Rodrigues and Mr. Walter Malieni Jr. The appointment of Messrs. Pedro Pullen Parente and Augusto Marques da Cruz Filho to run for Chairman and Vice-Chairman, respectively, was also approved and the composition proposed by BRF’s Board of Directors matched with the composition of BRF’s Board of Directors proposed by significant shareholders under the voting agreement discussed above (assuming that the request for cumulative voting presented would be withdrawn). Ms. Luiza Helena Trajano Inácio Rodrigues withdrawn her name from the list of candidates to be elected in the 2018 Shareholders’ Meeting.

On April 25, 2018, Aberdeen Asset Management PLC sent a letter withdrawing its request for the adoption of the cumulative voting system at BRF’s 2018 Shareholders’ Meeting, however the Brazilian Securities and Exchange Commission (“Comissão de Valores Mobiliários”), or the CVM, delivered to the Company a letter immediately prior to the beginning of BRF’s 2018 Shareholders’ Meeting demanding the adoption of the cumulative voting system in BRF’s 2018 Shareholders’ Meeting as other shareholders had previously delivered to the Company their votes based on such system. As a result, the Company adopted the cumulative voting system in its 2018 Shareholders’ Meeting.

As a result of the adoption of the cumulative voting system, the voting slate system originally proposed by both (1) PREVI and PETROS and (2) the Board were no longer be adopted, and the election of the Company’s Board members at 2018 Shareholders’ Meeting of BRF were candidate-based (rather than slate-based). All candidates proposed by BRF’s Board of Directors and significant shareholders as discussed above to become members of BRF’s Board were elected in its 2018 Shareholders’ Meeting.

Only 4 out of the 10 members of our Board of Directors elected in 2018 Shareholders’ Meeting were previously members of BRF’s Board of Directors.  Substantial changes in the composition of the Board of Directors may result in significant changes to business strategy and give cause for changes at BRF’s senior management.